Fair Value Estimates for Financial Instruments Excluding Short Term Financial Assets and Liabilities and Financial Instruments Recorded at Fair Value (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount
Financial Assets:
Securities held to maturity	$ 18,194	$ 15,108
Loans to banking clients - net	10,726	9,812
Loans held for sale		70
Financial Liabilities:
Long-term debt	1,632	2,001
Fair Value
Financial Assets:
Securities held to maturity	18,732	15,539
Loans to banking clients - net	10,969	9,671
Loans held for sale		73
Financial Liabilities:
Long-term debt	$ 1,782	$ 2,159